Sound Mind Investing Fund
Schedule of Investments
July 31, 2024 - (Unaudited)
EXCHANGE-TRADED FUNDS — 83.58% Shares Fair Value
Alpha Architect U.S. Quantitative Momentum ETF 64,800 $ 3,892,536
Fidelity Blue Chip Growth ETF
(a)
214,070 8,785,433
Invesco S&P 500 Momentum ETF 59,950 5,155,700
iShares Russell 1000 Growth ETF 21,890 7,840,779
iShares Russell 2000 Value ETF 58,330 9,986,679
SMI 3Fourteen Full-Cycle Trend ETF
(a) (b)
2,051,620 54,593,609
Total Exchange-Traded Funds Cost ($85,228,842) 90,254,736
MUTUAL FUNDS — 16.11%
AllianzGI NFJ Small-Cap Value Fund 162 2,654
Artisan International Small Cap Fund, Investor Class
(a)
100 1,812
Artisan International Value Fund, Investor Class
(a)
150 7,566
Artisan Mid Cap Value Fund, Investor Class 279 4,625
Champlain Small Company Fund, Institutional Class
(a)
100 2,259
Columbia Acorn Fund, Institutional Class
(a)
137 1,617
Delaware Ivy Large Cap Growth Fund
(a)
89 3,391
DFA International Small Cap Value Portfolio, Institutional Class 100 2,353
DFA International Small Company Portfolio, Institutional Class 100 2,069
DFA U.S. Small Cap Value Portfolio, Institutional Class 100 4,997
Franklin Small Cap Value Fund, Advisor Class 100 6,580
Hartford International Opportunities Fund (The), Class Y 248 4,918
Hennessy Cornerstone Growth Fund, Institutional Class 135,725 5,076,132
Hennessy Cornerstone Mid Cap 30 Fund, Institutional Class
(a)
411,462 11,208,227
Invesco Oppenheimer International Small-Mid Company Fund, Class Y 100 4,339
Janus Henderson Mid Cap Value Fund, Class T 200 3,414
Janus Henderson Venture Fund, Class T
(a)
100 8,645
JOHCM International Select Fund, Institutional Class 100 2,449
JPMorgan Mid Cap Value Fund, Institutional Class 100 3,967
JPMorgan Small Cap Equity Fund, Select Class 100 5,901
JPMorgan Small Cap Growth Fund, Class L 100 2,183
JPMorgan U.S. Research Enhanced Equity Fund, Institutional Class 100 4,313
Longleaf Partners Fund 150 3,593
Longleaf Partners Small-Cap Fund 100 2,740
Lord Abbett Developing Growth Fund, Inc., Institutional Class
(a)
100 2,761
Needham Growth Fund, Institutional Class
(a)
13,615 987,202
PRIMECAP Odyssey Aggressive Growth Fund 100 4,505
Prudential Jennison International Opportunities, Class Z
(a)
185 5,712
Royce Premier Fund, Investment Class 300 3,756
T. Rowe Price International Discovery Fund, Investor Class 75 5,095
T. Rowe Price Mid-Cap Growth Fund, Investor Class 50 5,329
T. Rowe Price New Horizons Fund, Investor Class 100 5,720
T. Rowe Price Small-Cap Value Fund, Investor Class 100 5,718
Wasatch International Growth Fund, Investor Class
(a)
150 3,743
Total Mutual Funds Cost ($14,611,806) 17,400,285

Sound Mind Investing Fund
Schedule of Investments (continued)
July 31, 2024 - (Unaudited)
MONEY MARKET FUNDS - 0.48% Shares Fair Value
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 5.26%
(c)
519,613 $ 519,613
Total Money Market Funds (Cost $519,613) 519,613
Total Investments — 100.17% (Cost $100,360,261) 108,174,634
Liabilities in Excess of Other Assets — (0.17)% (179,442)
NET ASSETS — 100.00% $ 107,995,192
(a) Non-income producing security.
(b) Represents an investment greater than 25% of the Fund's net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of July 31, 2024, the percentage of net assets invested in SMI 3Fourteen Full-Cycle Trend ETF was 50.55% of the Fund. The financial statements and portfolio holdings for these securities can be found at www.sec.gov.
(c) Rate disclosed is the seven day effective yield as of July 31, 2024.
ETF - Exchange-Traded Fund

SMI Dynamic Allocation Fund
Schedule of Investments
July 31, 2024 - (Unaudited)
EXCHANGE-TRADED FUNDS — 87.47% Shares Fair Value
Invesco BulletShares 2024 Corporate Bond ETF 97,470 $ 2,054,668
Invesco BulletShares 2025 Corporate Bond ETF 100,330 2,059,775
Invesco QQQ Trust, Series 1 37,030 17,443,723
iShares Core U.S. REIT ETF 13,950 794,313
iShares iBoxx $High Yield Corporate Bond ETF 12,790 1,004,527
iShares iBoxx $Investment Grade Corporate Bond ETF 20,520 2,248,171
iShares J.P. Morgan USD Emerging Markets Bond ETF 12,970 1,173,137
iShares MSCI EAFE ETF 45,330 3,642,719
iShares MSCI Emerging Markets ex China ETF 63,000 3,793,860
iShares Russell 2000 ETF 3,680 823,805
iShares TIPS Bond ETF 8,500 919,530
SPDR® Bloomberg 1-3 Month T-Bill ETF 56,010 5,141,717
SPDR® Bloomberg Barclays High Yield Bond ETF 10,440 1,000,570
SPDR® S&P 500® ETF 31,200 17,185,272
Vanguard Intermediate-Term Bond ETF 26,540 2,033,228
Vanguard Long-Term Bond ETF 25,840 1,870,816
Vanguard Real Estate ETF 2,646 239,225
Vanguard Short-Term Bond ETF 25,870 2,008,288
Total Exchange-Traded Funds Cost ($59,675,160) 65,437,344
CLOSED END FUNDS — 10.36%
Sprott Physical Gold Trust
(a)
408,330 7,750,103
Total Closed End Funds Cost ($6,641,201) 7,750,103
MONEY MARKET FUNDS - 2.35%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 5.26%
(b)
1,756,077 1,756,077
Total Money Market Funds (Cost $1,756,077) 1,756,077
Total Investments — 100.18% (Cost $68,072,438) 74,943,524
Liabilities in Excess of Other Assets — (0.18)% (131,933)
NET ASSETS — 100.00% $ 74,811,591
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2024.
ETF - Exchange-Traded Fund
REIT - Real Estate Investment Trust
SPDR - Standard & Poor's Depositary Receipt

SMI Multi-Strategy Fund
Schedule of Investments
July 31, 2024 - (Unaudited)
EXCHANGE-TRADED FUNDS — 81.56% Shares Fair Value
Alpha Architect U.S. Quantitative Momentum ETF 12,100 $ 726,847
Fidelity Blue Chip Growth ETF
(a)
39,780 1,632,571
Invesco BulletShares 2024 Corporate Bond ETF 42,080 887,046
Invesco BulletShares 2025 Corporate Bond ETF 43,340 889,770
Invesco QQQ Trust, Series 1 12,940 6,095,646
Invesco S&P 500 Momentum ETF 11,490 988,140
iShares Europe ETF 8,270 462,458
iShares iBoxx $High Yield Corporate Bond ETF 10,750 844,305
iShares iBoxx $Investment Grade Corporate Bond ETF 9,140 1,001,378
iShares J.P. Morgan USD Emerging Markets Bond ETF 5,460 493,857
iShares MSCI EAFE ETF 7,330 589,039
iShares MSCI Emerging Markets ex China ETF 9,700 584,134
iShares Russell 1000 Growth ETF 5,190 1,859,006
iShares Russell 2000 ETF 1,270 284,302
iShares Russell 2000 Value ETF 11,890 2,035,687
iShares TIPS Bond ETF 4,970 537,655
SMI 3Fourteen Full-Cycle Trend ETF
(a)
401,400 10,681,255
SPDR® Bloomberg 1-3 Month T-Bill ETF 2,490 228,582
SPDR® NYSE Technology ETF 3,190 600,085
SPDR® S&P 500® ETF 10,600 5,838,586
SPDR® S&P® Regional Banking ETF 37,960 2,212,309
Vanguard Intermediate-Term Bond ETF 12,080 925,449
Vanguard Long-Term Bond ETF 12,980 939,752
Vanguard Real Estate ETF 3,088 279,186
Vanguard Short-Term Bond ETF 11,540 895,850
Total Exchange-Traded Funds Cost ($39,803,291) 42,512,895
MUTUAL FUNDS — 10.85%
Communication Services Select Sector SPDR® Fund 7,320 627,983
Hennessy Cornerstone Growth Fund, Institutional Class 20,380 762,207
Hennessy Cornerstone Mid Cap 30 Fund, Institutional Class
(a)
94,123 2,563,912
Invesco International Small-Mid Company Fund, Class Y
(a)
100 4,339
Lord Abbett Developing Growth Fund, Inc., Institutional Class
(a)
100 2,761
Needham Growth Fund, Institutional Class
(a)
6,807 493,601
Red Oak Technology Select Fund, Institutional Class
(a)
12,786 604,158
T. Rowe Price Science & Technology Fund, Inc., Investor Class
(a)
12,073 591,438
Wasatch International Growth Fund, Investor Class
(a)
100 2,495
Total Mutual Funds Cost ($5,106,671) 5,652,894
CLOSED END FUNDS — 5.23%
Sprott Physical Gold Trust
(a)
143,530 2,724,199
Total Closed End Funds Cost ($2,400,596) 2,724,199

SMI Multi-Strategy Fund
Schedule of Investments (continued)
July 31, 2024 - (Unaudited)
MONEY MARKET FUNDS - 2.26% Shares Fair Value
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 5.26%
(b)
1,179,688 $ 1,179,688
Total Money Market Funds (Cost $1,179,688) 1,179,688
Total Investments — 99.90% (Cost $48,490,246) 52,069,676
Other Assets in Excess of Liabilities — 0.10% 51,426
NET ASSETS — 100.00% $ 52,121,102
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2024.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt